Earnings Per Common Share	6 Months Ended
Jun. 30, 2026
Earnings Per Common Share [Abstract]
Earnings Per Common Share
10.	Earnings Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings. The components of the calculation of basic and diluted Earnings per share for the six months ended June 30, 2025 and 2026 are as follows:

	Six months ended June 30,
	2025	2026
Net Income	7,563	6,484
Less: Deemed dividend equivalents on Series G Preferred Shares related to redemption value	-	(2,100)
Less: Dividends of Series G Preferred Shares	-	(529)
Net Income attributable to common shareholders	7,563	3,855
Weighted average common shares outstanding, basic	4,626,197	5,708,877
Effect of dilutive securities:
Series G Preferred Shares	-	5,003,900
Weighted average common shares outstanding, diluted	4,626,197	10,712,777
Earnings per share, basic	1.63	0.68
Earnings per share, diluted	1.63	0.61

For the six-month periods ended June 30, 2025 and June 30, 2026, 5,322,821 and 9,559,855 dilutive shares calculated with the treasury stock method, were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.